FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       May 12, 2010


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total:	$97,075


List of Other Included Managers:

NONE

							FORM 13F INFORMATION TABLE

							VALUE	SHRS OR	  SH/ PUT/ INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		  TITLE OF CLASS    CUSIP      (x$1000)	PRN AMT	  PRN CALL DISCRETION	MANAGERS  SOLE  SHARED  NONE

ANNALY CAPITAL MGMT		COM	035710409	2577	 150000	  SH	     sole	n/a	 150000	  0	 0
ASCOT RESOURCES LTD		COM	04364G106	1454	1800000	  SH	     sole	n/a	1800000	  0	 0
ATAC RESOURCES LTD		COM	046491106	2312	1700000	  SH	     sole	n/a	1700000	  0	 0
BERKSHIRE HATHAWAY INC		CL B	084670702	 813	  10000	  SH	     sole	n/a	  10000	  0	 0
CENT FUND			CL A	153501101	7000	 500000	  SH	     sole	n/a	 500000	  0	 0
CENTRAL GOLD TRUST		UNITS	153546106	9956	 225000	  SH	     sole	n/a	 225000	  0	 0
CHESAPEAKE GOLD CORP		COM	165184102	5123	 638000	  SH	     sole	n/a	 638000	  0	 0
CHINA EVERBRIGHT INT'L		ORD	 6630940	7631   15000000	  SH	     sole	n/a    15000000	  0	 0
COOLBRANDS INTL INC		COM	21639P307	 821	 700000	  SH	     sole	n/a	 700000	  0	 0
COPPER ONE			COM	21751Q109	 562	1500000	  SH	     sole	n/a	1500000	  0	 0
COSAN LTD			COM	G25343107	1415	 150000	  SH	     sole	n/a	 150000	  0	 0
EAST ASIA MINERALS CORP		COM	270541105      23684	4300000	  SH	     sole	n/a	4300000	  0	 0
FOCUS VENTURES LTD		COM	34416M108	 429	 650000	  SH	     sole	n/a	 650000	  0	 0
FORTUNA SILVER MINES INC	COM	349915108	3843	1500000	  SH	     sole	n/a	1500000	  0	 0
INDICO RESOURCES LTD		COM	G476M1108	  95	 242000	  SH	     sole	n/a	 242000	  0	 0
LITHIUM ONE INC			COM	536806102	 973	 700000	  SH	     sole	n/a	 700000	  0	 0
MINGYUAN MEDICARE DEV		ORD	 6594046	4210   27700000	  SH	     sole	n/a    27700000	  0	 0
NATIONAL OILWELL VARCO		COM	637071101	4058	 100000	  SH	     sole	n/a	 100000	  0	 0
OCCIDENTAL PETROLEUM		COM	674599105	5072	  60000	  SH	     sole	n/a	  60000	  0	 0
OCEAN PARK VENTURES CORP	COM	67486Q104	 946	1600000	  SH	     sole	n/a	1600000	  0	 0
PANORAMIC RESOURCES		ORD	 6405665	 721	 327800	  SH	     sole	n/a	 327800	  0	 0
RICHFIELD VENTURES		COM	76340N207	 975	 550000	  SH	     sole	n/a	 550000	  0	 0
SCHLUMBERGER LTD		COM	806857108	1587	  25000	  SH	     sole	n/a	  25000	  0	 0
SYNTHESIS ENERGY SYS INC.	COM	871628103	 850	 850000	  SH	     sole	n/a	 850000	  0	 0
TRANSATLANTIC PETR CORP		COM	G89982105	8352	2400000	  SH	     sole	n/a	2400000	  0	 0
TREVALI RES CORP		COM	895318103	1035	 905600	  SH	     sole	n/a	 905600	  0	 0
ZENA MINING CORP		COM	98935W103	 581	1000000	  SH	     sole	n/a	1000000	  0	 0

